Acquisitions and Divestitures (Acquisitions) (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 30, 2012	Jun. 29, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2015
Consideration Transferred:
Total consideration transferred		$ 792	$ 0	$ 0	$ 792
Preliminary Purchase Price Allocation:
Goodwill			1,387	1,409	1,435	$ 1,383
Liabilities assumed in conjunction with the acquisition of businesses
Fair value of assets acquired			67	0	1,071
Fair value of consideration transferred for DJI business		792	0	0	792
Cash paid (net of cash acquired)			52	0	177
Liabilities assumed			$ 15	$ 0	$ 102
Fair Value of S&P Index [Member]
Consideration Transferred:
Fair value of contribution		571
DJI [Member]
Consideration Transferred:
Total consideration transferred	$ 792
Preliminary Purchase Price Allocation:
Current assets		79
Indefinite-lived intangibles		470
Goodwill		111
Current liabilities		(11)
Total net assets		792
Liabilities assumed in conjunction with the acquisition of businesses
Fair value of consideration transferred for DJI business	$ 792
DJI [Member] | Customer relationships
Preliminary Purchase Price Allocation:
Finite lived intangible assets		110
DJI [Member] | Other Intangible Assets [Member]
Preliminary Purchase Price Allocation:
Finite lived intangible assets		33
DJI [Member] | Fair Value of Noncontrolling interest of DJI [Member]
Consideration Transferred:
Fair value of contribution		$ 221